UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03534

Name of Fund: Ready Assets U.S.A. Government Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets U.S.A.

Government Money Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2016

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	Ready Assets U.S.A. Government Money Fund (Percentages shown are based on Net Assets)

U.S Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.02%, 8/13/15	$1,000	$999,994
0.03% — 0.07%, 8/20/15	7,000	6,999,846
0.07%, 8/27/15	1,000	999,953
0.11%, 9/03/15	1,000	999,904
0.12% — 0.14%, 10/01/15	8,000	7,998,276
0.03%, 10/22/15	3,000	2,999,829
0.08%, 1/07/16	3,000	2,998,940
U.S. Treasury Notes:
4.25%, 8/15/15	2,000	2,003,206
1.25%, 8/31/15	400	400,381
0.25% — 1.25%, 10/31/15	5,252	5,261,461
0.38% — 4.50%, 11/15/15	2,311	2,322,150
0.25%, 11/30/15	1,000	1,000,507
0.10%, 1/31/16 (b)	815	814,901
0.38%, 2/15/16	2,000	2,002,413
0.25%, 2/29/16	210	210,101
0.12%, 4/30/16 (b)	1,487	1,487,001
0.12%, 7/31/16 (b)	766	766,114
0.10%, 10/31/16 (b)	2,256	2,255,519
0.13%, 1/31/17 (b)	1,800	1,800,030
0.12%, 4/30/17 (b)	250	250,018

Total U.S. Treasury Obligations — 64.2%		44,570,544

Repurchase Agreements
BNP Paribas Securities Corp., 0.08%, 8/04/15 (Purchased on 07/31/15 to be repurchased at $1,600,014, collateralized by various U.S. Treasury Obligations, 0.00% to 9.00%, due 5/15/16 to 11/15/42, original par and fair value of $1,572,804 and $1,632,014, respectively) (c)	1,600	1,600,000
BNP Paribas Securities Corp., 0.13%, 8/03/15 (Purchased on 07/31/15 to be repurchased at $6,000,065, collateralized by a Corporate Debt/Obligation and various U.S. Treasury Obligations, 0.00% to 1.50%, due 1/31/16 to 11/15/44, original par and fair value of $7,333,710 and $6,120,019, respectively)	6,000	6,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $7,752,033)		7,600,000
	Par (000)	Value
Repurchase Agreements
Citigroup Global Markets, Inc., 0.11%, 8/04/15 (Purchased on 07/28/15 to be repurchased at $1,000,021, collateralized by a U.S. Treasury Obligation, 2.25%, due 3/31/21, original par and fair values of $989,700 and $1,020,084 respectively)	$1,000	$1,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $1,020,084)		1,000,000
Credit Suisse Securities (USA) LLC, 0.15%, 8/03/15 (Purchased on 07/31/15 to be repurchased at $2,996,037, collateralized by a U.S. Treasury Obligation, 0.63%, due 12/31/16, original par and fair value of $3,055,000 and $3,060,672, respectively)	2,996	2,996,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $3,060,672)		2,996,000
HSBC Securities (USA), Inc., 0.13%, 8/03/15 (Purchased on 07/31/15 to be repurchased at $4,000,043, collateralized by various U.S. Treasury Obligations, 3.38% to 4.5%, due 11/15/15 to 5/15/44, original par and fair value of $3,971,000 and $4,084,776, respectively) (b)	4,000	4,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $4,084,776)		4,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.13%, 8/03/15 (Purchased on 07/31/15 to be repurchased at $9,000,098, collateralized by a U.S. Treasury Obligation, 0.00%, due 11/15/24, original par and fair value of $11,439,965 and $9,180,000, respectively)	9,000	9,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $9,180,000)		9,000,000
Total Repurchase Agreements — 35.4%		24,596,000

READY ASSETS U.S.A. GOVERNMENT MONEY FUND	JULY 31, 2015	1

Schedule of Investments (concluded)	Ready Assets U.S.A. Government Money Fund (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $69,166,544*) — 99.6%	$69,166,544
Other Assets Less Liabilities — 0.4%	287,656

Net Assets — 100.0%	$69,454,200

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2015, the following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities:
U.S. Treasury Obligations	—	$44,570,544	—	$44,570,544
Repurchase Agreements		24,596,000		24,596,000

Total	—	$69,166,544	—	$69,166,544

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, cash of $2,192 is categorized as Level 1 within the disclosure hierarchy.

During the period ended July 31, 2015, there were no transfers between levels.

2	READY ASSETS U.S.A. GOVERNMENT MONEY FUND	JULY 31, 2015

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets U.S.A. Government Money Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S.A. Government Money Fund

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S.A. Government Money Fund

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets U.S.A. Government Money Fund

Date: September 22, 2015